Summary of Significant Accounting Policies (Details)	6 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 THB (฿)	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Translation of foreign currencies	1
Number of operating segments	4	4	4	4	4	4
Number of reporting segments	3	3	3	3	3	3
Deposits held in bank (in Dollars)	$ 3,138,188							$ 3,131,335
Allowance for credit loss (in Dollars)	480,055							248,956
Inventories write-down (in Dollars)	49,533						$ 141,047
Allowance for credit loss of other receivables (in Dollars)	179,263						27,264	27,923	$ 52,949
Allowance related to prepayment (in Dollars)	114,785						120,113	114,792	$ 209,412
Investment in convertible note (in Dollars)	2,508,204
Contract liabilities (in Dollars)	2,599,140							$ 505,323
Revenue recognized (in Dollars)	505,323						209,903
Advertisement expenses (in Dollars)	2,089,855						712,034
Total expenses for the plans	$ 447,633						$ 145,750
Ordinary shares subject to possible redemption (in Shares) | shares	16,500,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Recognized incremental fair value (in Dollars)	$ 12,014
Skill Development Levy (“SDL”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s salary capped		$ 11.25
Social Security Organization (“SOSCO”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | RM			RM 4,000
Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | RM			RM 4,000
Mandatory Provident Fund (“MPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped				$ 30,000
Social Security Contribution (“INSS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | R$					R$ 7,507
Other Operating Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Number of reporting segments	3	3	3	3	3	3
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
United Kingdom [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Dubai, United Arab Emirates [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of value add tax reduced rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Thailand [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Singapore Subsidiaries [Member] | Central Provident Fund (“CPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Singapore Subsidiaries [Member] | Skill Development Levy (“SDL”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Employee’s salary capped	$ 8.3
Malaysian Subsidiary [Member] | Social Security Organization (“SOSCO”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Malaysian Subsidiary [Member] | Employees Provident Fund (“EPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Malaysian Subsidiary [Member] | Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Hong Kong Subsidiaries [Member] | Mandatory Provident Fund (“MPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Brazil Subsidiary [Member] | Employees’ Severance Indemnity Fund (“FGTS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Brazil Subsidiary [Member] | Social Security Contribution (“INSS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
United Kingdom Subsidiary [Member] | National Insurance Contribution (“NIC”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	15.05%	15.05%	15.05%	15.05%	15.05%	15.05%
United Kingdom Subsidiary [Member] | Workplace Pension [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Dubai Subsidiary [Member] | General Pension and Social Security Authority (“GPSSA”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Thailand subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Total expenses for the plans | ฿						฿ 15,000
Contribution rate based on employee’s salary	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Minimum [Member] | China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Minimum [Member] | Singapore Subsidiaries [Member] | Central Provident Fund (“CPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Minimum [Member] | People of Republic of China (“PRC”) Subsidiary [Member] | Social Security and Housing Provident Fund Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Minimum [Member] | Japan subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Maximum [Member] | China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Maximum [Member] | People of Republic of China (“PRC”) Subsidiary [Member] | Social Security and Housing Provident Fund Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Maximum [Member] | Japan subsidiary [Member] | Social Security and Statutory Employer Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
2Game’s Minority Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Acquisition controlling interest rate	10.00%